Condensed Schedule of Investments (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.20%
Fair Value	$ 122,909		$ 129,011
Futures contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	3.50%		1.60%
Fair Value	1,221,155		1,038,654
Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.60%
Fair Value	299,598		372,011
Unrealized appreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.60%
Fair Value	299,598		372,011
Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(176,689)		(243,000)
Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(176,689)		(243,000)
Futures contract purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.60%		0.20%
Fair Value	906,553		114,873
Futures contract purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(4,412)		191,648
Futures contract purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		(0.20%)
Fair Value	180,049		(135,434)
Futures contract purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.10%
Fair Value	247,051		32,139
Futures contract purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	1,240		60,876
Futures contract purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.10%
Fair Value	337,382		45,373
Futures contract purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.10%)
Fair Value	145,243		(79,729)
Futures contract purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			8,297
Futures contract purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			23,842
Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		1.50%
Fair Value	314,602		923,781
Futures Contracts Sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.40%
Fair Value	300,345		244,336
Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.30%
Fair Value	269,707		178,160
Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(11,031)
Futures Contracts Sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.10%
Fair Value	195,332		35,521
Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(1,007)		98,142
Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			21,080
Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.30%)		0.50%
Fair Value	(438,744)		346,542
Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	3.90%		1.80%
Fair Value	1,344,064		1,167,665
Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	37,749		43,954
Futures And Forward Contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	21,946
Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.50%
Fair Value	(38,141)		305,388
Futures And Forward Contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%
Fair Value	(33,717)		39,646
Futures And Forward Contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		0.40%
Fair Value	367,412		251,264
Futures And Forward Contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.10%		0.80%
Fair Value	733,901		480,241
Futures And Forward Contracts | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.10%
Fair Value	254,914		47,172
United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			17,650,000
Percentage of Net Assets			27.80%
Fair Value			17,650,000
SERIES A
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			1.20%
Fair Value			434,088
SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	26,992		42,323
SERIES A | Futures contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.70%		1.10%
Fair Value	433,454		349,440
SERIES A | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	89,246		129,634
SERIES A | Unrealized appreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	89,246		129,634
SERIES A | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.30%)
Fair Value	(62,254)		(87,311)
SERIES A | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.30%)
Fair Value	(62,254)		(87,311)
SERIES A | Futures contract purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.90%		0.10%
Fair Value	309,618		42,325
SERIES A | Futures contract purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(2,921)		74,826
SERIES A | Futures contract purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.20%)
Fair Value	59,291		(53,540)
SERIES A | Futures contract purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.00%	[1]
Fair Value	98,490		9,382
SERIES A | Futures contract purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	915		24,213
SERIES A | Futures contract purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.10%
Fair Value	106,397		16,419
SERIES A | Futures contract purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.10%)
Fair Value	47,446		(28,975)
SERIES A | Futures contract purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			3,156
SERIES A | Futures contract purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			6,226
SERIES A | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%
Fair Value	123,836
SERIES A | Futures Contracts Sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.30%
Fair Value	110,509		93,543
SERIES A | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.20%
Fair Value	112,267		65,240
SERIES A | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(4,137)
SERIES A | Futures Contracts Sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.00%	[1]
Fair Value	70,100		12,966
SERIES A | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	(428)		42,193
SERIES A | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			8,280
SERIES A | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.00%)		0.40%
Fair Value	(164,475)		127,218
SERIES A | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.80%		1.20%
Fair Value	460,446		391,765
SERIES A | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	15,450		17,684
SERIES A | Futures And Forward Contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	9,979
SERIES A | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(15,950)		114,090
SERIES A | Futures And Forward Contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%
Fair Value	(13,748)		16,951
SERIES A | Futures And Forward Contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.20%
Fair Value	114,403		89,702
SERIES A | Futures And Forward Contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.50%		0.50%
Fair Value	247,595		181,301
SERIES A | Futures And Forward Contracts | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.10%
Fair Value	102,717		14,360
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			8,300,000
Percentage of Net Assets			26.90%
Fair Value			8,300,000
SERIES B | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.20%
Fair Value	95,917		86,688
SERIES B | Futures contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	4.40%		2.00%
Fair Value	787,701		646,889
SERIES B | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.70%
Fair Value	210,352		242,377
SERIES B | Unrealized appreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.70%
Fair Value	210,352		242,377
SERIES B | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(114,435)		(155,689)
SERIES B | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(114,435)		(155,689)
SERIES B | Futures contract purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	3.30%		0.20%
Fair Value	596,935		72,548
SERIES B | Futures contract purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.40%
Fair Value	(1,491)		116,822
SERIES B | Futures contract purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		(0.30%)
Fair Value	120,758		(81,894)
SERIES B | Futures contract purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%
Fair Value	148,561		22,757
SERIES B | Futures contract purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	325		36,663
SERIES B | Futures contract purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.30%		0.10%
Fair Value	230,985		28,954
SERIES B | Futures contract purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		(0.20%)
Fair Value	97,797		(50,754)
SERIES B | Futures contract purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			5,141
SERIES B | Futures contract purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			17,616
SERIES B | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		1.80%
Fair Value	190,766		574,341
SERIES B | Futures Contracts Sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		0.50%
Fair Value	189,836		150,793
SERIES B | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%
Fair Value	157,440		22,555
SERIES B | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(6,894)
SERIES B | Futures Contracts Sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.30%
Fair Value	125,232		112,920
SERIES B | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(579)		55,949
SERIES B | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			12,800
SERIES B | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.50%)		0.70%
Fair Value	(274,269)		219,324
SERIES B | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	5.00%		2.20%
Fair Value	883,618		733,577
SERIES B | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	22,299		26,270
SERIES B | Futures And Forward Contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	11,967
SERIES B | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.50%
Fair Value	(22,191)		191,298
SERIES B | Futures And Forward Contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%
Fair Value	(19,969)		22,695
SERIES B | Futures And Forward Contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.40%		0.50%
Fair Value	253,009		161,562
SERIES B | Futures And Forward Contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.70%		0.90%
Fair Value	486,306		298,940
SERIES B | Futures And Forward Contracts | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.10%
Fair Value	152,197		32,812
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			9,350,000
Percentage of Net Assets			28.70%
Fair Value			$ 9,350,000

[1]	Due to rounding